Significant Risks and Uncertainties Including Business and Credit Concentrations	12 Months Ended
Dec. 31, 2013
Risks And Uncertainties [Abstract]
Significant Risks and Uncertainties Including Business and Credit Concentrations

5) Significant Risks and Uncertainties Including Business and Credit Concentrations

Each of the Vessels is employed under long-term fixed charters, which mitigates earnings risk. The Partnership’s operational results are dependent on the worldwide market for shuttle tankers and timing of entrance into long-term charters. Market conditions for shipping activities are typically volatile, and, as a consequence, the hire rates may vary from year to year. The market is mainly dependent upon two factors: the supply of vessels and the overall growth in the world economy. The general supply of vessels is a combination of newbuilds, demolition activity of older vessels and legislation that limits the use of older vessels or new standards for vessels used in specific trades.

As of December 31, 2013, all of the Partnership’s Vessel crews, which are employed through Knutsen OAS Shipping AS, were represented by collective bargaining agreements that are renegotiated annually, or bi-annually.

The Partnership did not incur any loss relating to its customers during the years ended December 31, 2013, 2012 and 2011.

The following table presents revenues and percentage of combined revenues for customers that accounted for more than 10% of the Partnership’s combined revenues during the years ended December 31, 2013, 2012 and 2011. All of these customers are major international oil companies.

	Year Ended December 31,
(U.S. Dollars in thousands)	2013		2012		2011
Brazil Shipping I Limited, a subsidiary of BG Group Plc	$20,311	28%	$14,905	23%	$13,172	30%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	22,860	31%	24,980	38%	14,540	33%
Statoil ASA	21,563	29%	22,193	34%	14,096	32%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	8,417	12%	—	—	—	—

The Partnership has financial assets that expose it to credit risk arising from possible default by a counterparty. The Partnership considers its counterparties to be creditworthy financial institutions and does not expect any significant loss to result from non-performance by such counterparties. The maximum loss due to credit risk that the Partnership would incur if counterparties failed completely to perform would be the carrying value of cash and cash equivalents, restricted cash and trade accounts receivable. The Partnership, in the normal course of business, does not demand collateral from its counterparties.